Summary Prospectus Supplement dated June 23, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Select Real Estate Income Fund
Effective September 1, 2011, Invesco Select Real Estate Income Fund will change its name to Invesco Global Real Estate Income Fund.
Effective September 1, 2011, the following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund — Shareholder Fees”:
“Shareholder Fees (fees paid directly from your investment)

	Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	5.00%	1.00%	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)		2.00%	2.00%	2.00%	2.00%”
Effective September 1, 2011, the following information replaces in its entirety the eighth paragraph appearing under the heading “Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, in issuers in at least three different countries, including the U.S. The Fund may invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles.”
Effective September 1, 2011, the following information is added underneath the last risk appearing under the heading “Principal Risks of Investing in the Fund”:
“Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.
Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.
Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to
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resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”
Effective September 1, 2011, the following information replaces in its entirety the information appearing under the heading “Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Year	Inception

Class A1: Inception (5/31/2002)
Before Taxes	26.66%	0.71%	8.20%
After Taxes on Distributions	25.03	-3.49	4.16
Return After Taxes on Distributions and Sale of Fund Shares	17.14	-0.44	5.70
Class B2: Inception (3/9/2007)	28.04	0.79	7.94
Class C2: Inception (3/9/2007)	31.80	0.93	7.94
Class Y3: Inception (10/3/2008)	33.94	1.87	9.01
MSCI World Index SM 4	29.99	2.01	4.46
S&P 500® Index[4]: (reflects no deduction for fees, expenses or taxes)	26.47	0.42	2.59
Custom Global Real Estate Income Index[4]: (reflects no deduction for fees, expenses or taxes)	—	—	—
Custom Select Real Estate Income Index[4]: (reflects no deduction for fees, expenses or taxes)	45.60	3.01	7.47
Lipper Global Real Estate Funds Category Average[4]	35.03	-0.02	8.46
Lipper Real Estate Funds Index[4]	28.50	-0.04	7.19

1	On March 12, 2007, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares. The Closed-End Fund’s Common share performance reflects any applicable fee waivers or expense reimbursements.

2	Class B and Class C shares performance shown prior to the inception date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

3	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

4	The Fund has elected to use the MSCI World Index as its broad-based securities market benchmark, the Custom Global Real Estate Income Index as its style specific benchmark and the Lipper Global Real Estate Funds Category Average as its peer group benchmark because those indices reflect the Fund’s investment style more appropriately than the S&P 500® Index, the Custom Select Real Estate Income Index and the Lipper Real Estate Funds Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
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Summary Prospectus Supplement dated June 23, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Select Real Estate Income Fund
Effective September 1, 2011, Invesco Select Real Estate Income Fund will change its name to Invesco Global Real Estate Income Fund.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund — Shareholder Fees”:
“Shareholder Fees (fees paid directly from your investment)

	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)		2.00%”
Effective September 1, 2011, the following information replaces in its entirety the eighth paragraph appearing under the heading “Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, in issuers in at least three different countries, including the U.S. The Fund may invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles.”
Effective September 1, 2011, the following information is added underneath the last risk appearing under the heading “Principal Risks of Investing in the Fund”:
“Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.
Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.
Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to
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resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”
Effective September 1, 2011, the following information replaces in its entirety the information appearing under the heading “Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Year	Inception

Institutional Class[1]: Inception (3/9/2007)
Before Taxes	34.80%	2.10%	9.16%
After Taxes on Distributions	32.81	-2.26	5.02
Return After Taxes on Distributions and Sale of Fund Shares	22.38	0.59	6.45
MSCI World Index SM 2	29.99	2.01	4.46
S&P 500® Index[2]: (reflects no deduction for fees, expenses or taxes)	26.47	0.42	2.59
Custom Global Real Estate Income Index[2]: (reflects no deduction for fees, expenses or taxes)	—	—	—
Custom Select Real Estate Income Index[2]:(reflects no deduction for fees, expenses or taxes)	45.60	3.01	7.47
Lipper Global Real Estate Funds Category Average[2]	35.03	-0.02	8.46
Lipper Real Estate Funds Index[2]	28.50	-0.04	7.19

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Class A shares is May 31, 2002.

2	The Fund has elected to use the MSCI World Index as its broad-based securities market benchmark, the Custom Global Real Estate Income Index as its style specific benchmark and the Lipper Global Real Estate Funds Category Average as its peer group benchmark because those indices reflect the Fund’s investment style more appropriately than the S&P 500® Index, the Custom Select Real Estate Income Index and the Lipper Real Estate Funds Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”
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